Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020	Dec. 26, 2019
Assets
Trading portfolio assets	£ 146,871	[1]	£ 127,664
Financial assets at fair value through the income statement	188,226	[1]	171,761
Derivative financial assets	262,291	[1]	302,693
Financial assets at fair value through other comprehensive income	45,908	[1]	51,902
Liabilities
Trading Portfolio Liabilities	(53,291)	[1]	(46,139)
Financial liabilities designated at fair value	(251,131)	[1]	(249,626)
Derivative financial liabilities	(256,523)	[1]	(300,580)
Fair value
Assets
Trading portfolio assets	146,871		127,664
Financial assets at fair value through the income statement	188,226		171,761
Derivative financial assets	262,291		302,693	£ 302,693
Financial assets at fair value through other comprehensive income	45,908		51,902
Investment property	7		10
Total assets	643,303		654,030
Liabilities
Trading Portfolio Liabilities	(53,291)		(46,139)
Financial liabilities designated at fair value	(251,131)		(249,626)
Derivative financial liabilities	(256,523)		(300,580)	£ (300,580)
Total liabilities	(560,945)		(596,345)
Level 1 | Fair value
Assets
Trading portfolio assets	80,836		60,619
Financial assets at fair value through the income statement	4,953		4,439
Derivative financial assets	6,150		9,154
Financial assets at fair value through other comprehensive income	16,070		12,150
Investment property	0		0
Total assets	108,009		86,362
Liabilities
Trading Portfolio Liabilities	(26,701)		(23,331)
Financial liabilities designated at fair value	(174)		(159)
Derivative financial liabilities	(6,571)		(8,762)
Total liabilities	(33,446)		(32,252)
Level 2 | Fair value
Assets
Trading portfolio assets	63,754		65,182
Financial assets at fair value through the income statement	177,194		162,930
Derivative financial assets	252,131		289,071
Financial assets at fair value through other comprehensive income	29,800		39,599
Investment property	0		0
Total assets	522,879		556,782
Liabilities
Trading Portfolio Liabilities	(26,563)		(22,780)
Financial liabilities designated at fair value	(250,553)		(249,126)
Derivative financial liabilities	(243,893)		(285,579)
Total liabilities	(521,009)		(557,485)
Level 3
Assets
Total assets	12,415		10,886
Liabilities
Total liabilities	(6,490)		(6,608)
Level 3 | Fair value
Assets
Trading portfolio assets	2,281		1,863
Financial assets at fair value through the income statement	6,079		4,392
Derivative financial assets	4,010		4,468
Financial assets at fair value through other comprehensive income	38		153
Investment property	7		10
Total assets	12,415		10,886
Liabilities
Trading Portfolio Liabilities	(27)		(28)
Financial liabilities designated at fair value	(404)		(341)
Derivative financial liabilities	(6,059)		(6,239)
Total liabilities	£ (6,490)		£ (6,608)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.